Stock-based Compensation Expense - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	$ 89	$ 77
Unrecognized stock-based compensation expense	303
The Flash Business of Western Digital Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation			$ 149	$ 165	$ 171
Unrecognized stock-based compensation expense			142
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	9	10
Cost of revenue | The Flash Business of Western Digital Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation			20	19	18
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	40	35
Research and development | The Flash Business of Western Digital Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation			71	88	94
Selling general, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation	$ 40	$ 32
Selling general, and administrative | The Flash Business of Western Digital Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses on stock-based compensation			$ 58	$ 58	$ 59